Note 16 - Leases (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of maturity analysis of lease payments [text block]
	2021	2020
Less than one year	$6,592	$5,444
One to three years	9,185	7,510
More than three years	5,945	7,947
Total undiscounted lease obligations	$21,722	$20,901

Disclosure of quantitative information about right-of-use assets [text block]
	2021	2020
Beginning balance	$17,310	$21,298
Additions	6,809	1,192
Amortization	(4,705)	(5,180)
Ending balance	$19,414	$17,310

Disclosure of quantitative information about lease liabilities [text block]
	2021	2020
Current (note 10)	$6,144	$4,575
Non-current (note 12)	14,053	14,340
Total lease obligations	$20,197	$18,915
	2021	2020
Interest expense on lease liabilities	$715	$921
Amortization of ROU assets	4,705	5,180
Variable lease payments not included in the measurement of lease liabilities	32,106	22,721
Expenses relating to leases of low-value assets and short-term leases	1,568	3,987
Total recognized in the consolidated statements of (loss) earnings	$39,094	$32,809